Business Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Business Segment Information
Note 20 Business Segment Information
U.S. Cellular and TDS Telecom are billed for services they receive from TDS, consisting primarily of information processing, accounting and finance, and general management services. Such billings are based on expenses specifically identified to U.S. Cellular and TDS Telecom and on allocations of common expenses. Management believes the method used to allocate common expenses is reasonable and that all expenses and costs applicable to U.S. Cellular and TDS Telecom are reflected in the accompanying business segment information on a basis that is representative of what they would have been if U.S. Cellular and TDS Telecom operated on a stand-alone basis. TDS has re-evaluated internal reporting roles with regard to its HMS business unit and, as a result, has changed its reportable segments. Effective January 1, 2018, HMS is no longer reported under TDS Telecom, but is reported as a part of Corporate, Eliminations and Other. Prior periods have been recast to conform to the revised presentation.
Financial data for TDS’ reportable segments for 2019, 2018 and 2017, is as follows. See Note 1 — Summary of Significant Accounting Policies and Recent Accounting Pronouncements for additional information.

		TDS Telecom
Year ended or as of December 31, 2019	U.S. Cellular	Wireline	Cable	TDS Telecom Total[1]	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$3,035	$682	$247	$928	$96	$4,059
Equipment and product sales	987	1	—	1	129	1,117
Total operating revenues	4,022	683	247	930	224	5,176
Cost of services (excluding Depreciation, amortization and accretion expense reported below)	756	263	105	368	78	1,202
Cost of equipment and products	1,028	1	—	1	106	1,135
Selling, general and administrative	1,406	199	62	260	51	1,717
Depreciation, amortization and accretion	702	132	68	200	30	932
(Gain) loss on asset disposals, net	19	(8)	1	(7)	—	12
(Gain) loss on sale of business and other exit costs, net	(1)	—	—	—	—	(1)
Operating income (loss)	112	96	11	107	(40)	179
Equity in earnings of unconsolidated entities	166	—	—	—	2	168
Interest and dividend income	17	10	2	12	—	29
Interest expense	(110)	3	—	3	(58)	(165)
Income (loss) before income taxes	185	110	13	122	(96)	211
Income tax expense (benefit)[2]	52			30	(18)	64
Net income	133			92	(78)	147
Add back:
Depreciation, amortization and accretion	702	132	68	200	30	932
(Gain) loss on asset disposals, net	19	(8)	1	(7)	—	12
(Gain) loss on sale of business and other exit costs, net	(1)	—	—	—	—	(1)
Interest expense	110	(3)	—	(3)	58	165
Income tax expense (benefit)[2]	52			30	(18)	64
Adjusted EBITDA[3]	$1,015	$231	$82	$313	$(9)	$1,319

Investments in unconsolidated entities	$447	$4	$—	$4	$37	$488
Total assets[4]	$8,164	$1,471	$734	$2,196	$421	$10,781
Capital expenditures	$710	$243	$73	$316	$6	$1,032

		TDS Telecom
Year ended or as of December 31, 2018[5]	U.S. Cellular	Wireline	Cable	TDS Telecom Total[1]	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$2,978	$697	$230	$925	$96	$3,999
Equipment and product sales	989	2	—	2	119	1,110
Total operating revenues	3,967	699	230	927	215	5,109
Cost of services (excluding Depreciation, amortization and accretion expense reported below)	758	266	104	369	79	1,206
Cost of equipment and products	1,031	1	—	1	98	1,130
Selling, general and administrative	1,388	197	57	254	52	1,694
Depreciation, amortization and accretion	640	142	69	212	31	883
(Gain) loss on asset disposals, net	10	(3)	1	(2)	1	9
(Gain) loss on license sales and exchanges, net	(18)	—	—	—	—	(18)
Operating income (loss)	158	95	(2)	93	(46)	205
Equity in earnings of unconsolidated entities	159	—	—	—	1	160
Interest and dividend income	15	7	1	8	3	26
Interest expense	(116)	2	—	2	(58)	(172)
Other, net	(1)	3	—	2	1	2
Income (loss) before income taxes	215	106	(1)	105	(99)	221
Income tax expense (benefit)[2]	51			16	(21)	46
Net income (loss)	164			89	(78)	175
Add back:
Depreciation, amortization and accretion	640	142	69	212	31	883
(Gain) loss on asset disposals, net	10	(3)	1	(2)	1	9
(Gain) loss on license sales and exchanges, net	(18)	—	—	—	—	(18)
Interest expense	116	(2)	—	(2)	58	172
Income tax expense (benefit)[2]	51			16	(21)	46
Adjusted EBITDA[3]	$963	$243	$70	$313	$(9)	$1,267

Investments in unconsolidated entities	$441	$4	$—	$4	$35	$480
Total assets	$7,274	$1,304	$639	$1,934	$575	$9,783
Capital expenditures	$515	$176	$56	$232	$20	$767

		TDS Telecom
Year ended or as of December 31, 2017	U.S. Cellular	Wireline	Cable	TDS Telecom Total[1]	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$2,978	$713	$206	$917	$84	$3,979
Equipment and product sales	912	1	—	1	152	1,065
Total operating revenues	3,890	714	206	919	235	5,044
Cost of services (excluding Depreciation, amortization and accretion expense reported below)	732	258	98	355	77	1,164
Cost of equipment and products	1,071	2	—	2	122	1,195
Selling, general and administrative[6]	1,412	194	54	248	29	1,689
Depreciation, amortization and accretion	615	151	44	195	34	844
Loss on impairment of goodwill[7]	370	—	—	—	(108)	262
(Gain) loss on asset disposals, net	17	1	2	3	1	21
(Gain) loss on sale of business and other exit costs, net	(1)	—	—	—	—	(1)
(Gain) loss on license sales and exchanges, net	(22)	—	—	—	—	(22)
Operating income (loss)	(304)	108	8	116	80	(108)
Equity in earnings of unconsolidated entities	137	—	—	—	—	137
Interest and dividend income	8	5	—	5	2	15
Interest expense	(113)	—	—	—	(57)	(170)
Other, net[6]	—	3	—	3	1	4
Income (loss) before income taxes	(272)	117	8	125	25	(122)
Income tax expense (benefit)[2]	(287)			(13)	21	(279)
Net income (loss)	15			138	4	157
Add back:
Depreciation, amortization and accretion	615	151	44	195	34	844
Loss on impairment of goodwill[7]	370	—	—	—	(108)	262
(Gain) loss on asset disposals, net	17	1	2	3	1	21
(Gain) loss on sale of business and other exit costs, net	(1)	—	—	—	—	(1)
(Gain) loss on license sales and exchanges, net	(22)	—	—	—	—	(22)
Interest expense	113	—	—	—	57	170
Income tax expense (benefit)[2]	(287)			(13)	21	(279)
Adjusted EBITDA[3]	$820	$269	$54	$323	$9	$1,152

Investments in unconsolidated entities	$415	$4	$—	$4	$34	$453
Total assets	$6,841	$1,260	$644	$1,897	$557	$9,295
Capital expenditures	$469	$146	$55	$201	$24	$694
Numbers may not foot due to rounding.

[1]	TDS Telecom Total includes eliminations between the Wireline and Cable segments.

[2]	Income tax expense (benefit) is not provided at the individual segment level for Wireline and Cable. TDS calculates income tax expense for “TDS Telecom Total”.

[3]
Adjusted earnings before interest, taxes, depreciation, amortization and accretion (Adjusted EBITDA) is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. Adjusted EBITDA is defined as net income, adjusted for the items set forth in the reconciliation above. TDS believes Adjusted EBITDA is a useful measure of TDS’ operating results before significant recurring non-cash charges, gains and losses, and other items as presented above as they provide additional relevant and useful information to investors and other users of TDS' financial data in evaluating the effectiveness of its operations and underlying business trends in a manner that is consistent with management's evaluation of business performance.

[4]
As of January 1, 2019, U.S. Cellular adopted ASC 842 using a modified retrospective method. Under this method, the new accounting standard is applied only to the most recent period presented. As a result, 2019 includes the impacts of ASC 842, but prior periods remain as previously reported. See Note 11 — Leases for additional information.

[5]
As of January 1, 2018, TDS adopted the new revenue recognition accounting standard, ASC 606, using a modified retrospective approach. Under this method, the new accounting standard is applied only to the most recent period presented. As a result, 2018 amounts include the impacts of ASC 606, but prior periods remain as previously reported.

[6]
ASU 2017-07, regarding net periodic pension cost and net periodic postretirement benefit cost was adopted as of January 1, 2018, and applied retrospectively. All prior year numbers have been recast to conform to this standard.

[7]
During 2017, U.S. Cellular recorded a goodwill impairment of $370 million while TDS recorded a goodwill impairment of the U.S. Cellular reporting unit of $227 million. Prior to 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS' Goodwill. Further, goodwill of the U.S. Cellular reporting unit was impaired at the TDS level in 2003 but not at U.S. Cellular. Consequently, U.S. Cellular's goodwill on a stand-alone basis and any resulting impairments of goodwill does not equal the TDS consolidated goodwill related to U.S. Cellular. The TDS adjustment of $143 million is included in "Corporate, Eliminations and Other." During 2017, TDS also recorded a goodwill impairment of $35 million related to its HMS operations included in "Corporate, Eliminations and Other." For further information on the goodwill impairment see Note 8 — Intangible Assets.